Property, Plant and Equipment - Non-Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Additions	$ 117,896	$ 128,230	$ 145,000
Changes in prepayments for property, plant and equipment	4,772	(109)	(3,327)
Changes in payable for property, plant and equipment	434	(382)	2,596
Payments for acquisitions of property, plant and equipment	$ 123,102	$ 127,739	$ 144,269